Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Nature of business and organization [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2022. Accordingly, these unaudited interim condensed financial statements should be read in conjunction with the Company’s audited financial statements and note thereto as of and for the years ended December 31, 2020 and 2021.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprise (“WFOE”) and variable interest entity (“VIE”) and VIE’s subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s unaudited interim condensed consolidated financial statements include the useful lives of property and equipment and intangible assets, impairment of long-lived assets and goodwill, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes and uncertain tax position, the fair value of contingent consideration related to business acquisitions. Actual results could differ from these estimates.

Foreign currency translation and other comprehensive income (loss)

Foreign currency translation and other comprehensive income (loss)

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company, its subsidiaries in Seychelles and Singapore and two subsidiaries, ICinit and VIDA, in Hong Kong is U.S. dollar, and its other subsidiaries which are incorporated in Hong Kong and PRC are Hong Kong Dollar and RMB, respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the unaudited interim condensed consolidated financial statements, the financial information of the Company and other entities located outside of the PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

Translation adjustments included in accumulated other comprehensive loss amounted to RMB 54,970,351 and RMB 17,681,709 (USD 2,634,578) as of December 31, 2021 and June 30, 2022, respectively. The balance sheet amounts, with the exception of shareholders’ equity, on December 31, 2021 and June 30, 2022 were translated at RMB 1.00 to HKD 1.2231 and to HKD 1.1693, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2021 and 2022 were RMB 1.00 to HKD 1.1993 and to HKD 1.2071, respectively. The balance sheet amounts, with the exception of shareholders’ equity on December 31, 2021 and June 30, 2022 were translated at RMB 1.00 to USD 0.1568 and to USD 0.1490, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2021 and 2022 were RMB 1.00 to USD 0.1545 and to USD 0.1542, respectively. The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited interim condensed consolidated balance sheets.

Convenience translation

Convenience translation

Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income and unaudited interim condensed consolidated statements of cash flows from RMB into USD as of and for the six months ended June 30, 2022 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1490, representing the mid-point reference rate set by Peoples’ Bank of China on December 31, 2021. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate.

Short-term investments

Short-term investments

Short-term investments are investments in wealth management product with underlying in cash, bonds and equity funds. The investments can be redeemed any time and the investment was recorded at fair value. The gain (loss) from sale of any investments and fair value change are recognized in the statements of income and comprehensive income. The Company purchased approximately RMB 85.7 million and redeemed approximately RMB 84.5 million investments during six months ended June 30, 2022. Loss from short term investments for the six months ended June 30, 2021 and 2022 amounted to 4,450,914 and RMB 1,163,652 (USD 173,384), respectively.

Loans receivable

Loans receivable

Loans receivable represent loans to a third party under the terms of the agreements signed in November and December 2021 at 3.85% interest per annum. The loans have terms of one-year and are collateralized by real estate property for approximately RMB 24.0 million (USD 3.8 million). Management regularly reviews the aging of loans receivable and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Loans receivable considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of June 30, 2022, no allowance was deemed necessary. Full amount of loans receivable was subsequently collected in May 2022.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC Topic 606) for the fiscal year ended December 31, 2019. The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Company satisfies the performance obligation.

The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue. Upon adoption, the Company evaluated its revenue recognition policy for all revenue streams within the scope of the ASU under previous standards and using the five-step model under the new guidance and confirmed that there were no differences in the pattern of revenue recognition.

(i) AR Advertising Services

— AR advertising display services

AR advertisements are the use of holographic materials integrated into advertisement on the online media platforms or offline display. The Company’s performance obligation is to identify advertising spaces, embed holographic AR images or videos into films, shows and short form videos that are hosted by leading online streaming platforms in China. Revenue is recognized at a point in time when the related services have been delivered based on the specific terms of the contract, which are commonly based on specific action (i.e. cost per impression (“CPM”) or cost per action (“CPA”) for on line display and service period for offline display contracts.

The Company enters into advertising contracts with advertisers where the amounts charged per specific action are fixed and determinable, the specific terms of the contracts were agreed on by the Company, the advertisers and channel providers, and collectability is probable. Revenue is recognized on a CPM basis as impressions or clicks are delivered while revenue on a CPA basis is recognized once agreed actions are performed or service period is completed.

The Company considers itself as provider of the services as it has control of the specified services and products at any time before it is transferred to the customers which is evidenced by (1) the Company is primarily responsible to its customers for products and services offered where the products were designed in house and the Company has customer services team to directly service the customers; and (2) having latitude in establish pricing. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

— Performance-based advertising service

The Company provides central processing algorithm performance-based advertising services for its customers, which enable the customers to get the optimal business opportunities.

The Company’s performance obligation is to help customers to accurately match consumers and traffic users, and thereby increasing the conversion rate of product sale using its proprietary data optimization algorithms. The Company’s revenue is recognized at a point when an end user completes a transaction at a rate specified in contract. Related service fees are generally billed monthly, based on a per transaction basis.

The Company considers itself as provider of the services as it has control of the specified services and products at any time before it is transferred to the customers which is evidenced by (1) it is primarily responsible to its customers for the services offered where the algorithms and data optimization were designed and performed in house and it has customer services team to directly serve the customers; and (2) having latitude in establish pricing. Therefore, VIYI acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

In addition, through the Company’s data algorithm optimization, it is able to identify certain end user needs and it facilitates certain value-added services to the end users. The Company engages third party services provider to perform the services. The Company concludes that it does not control the services as the third-party service provider is responsible for providing the service and its responsibility is merely to facilitate the provision of these value added service to the end users and charges a fee. As such the Company recorded revenue from the value-added services on a net basis when the services is provided by third party service provider.

(ii) AR Entertainment

The Company’s AR entertainment includes mainly three sub categories: SDK payment channel services, software development and mobile games operations and technology developments.

a. SDK Payment Channel Services

The Company’s SDK payment channel services enable game players/app users to make online payments through Alipay, Unipay or Wechat pay etc. to various online content providers. When game players/app users make payments in the game or app, the SDK payment channel will automatically populate payment services for the users to fulfill payments.

The Company charges a fee for the payment channel services, the pricing of which is based on the predetermined rates specified in the contract. The Company’s performance obligation is to facilitate payment services and recognizes SDK payment channel service revenue at a point in time when a user completes a payment transaction via a payment channel and is entitled to payment. Related fees are generally billed monthly, based on a per transaction basis. The Company assessed that its promise to customer is to facilitate the service of third party instead of providing the payment services itself as the Company does not have control of the services provided as the Company does not service the users directly and does not have the latitude to establish the price, and therefore, revenue from SDK payment service is recorded on a net basis.

b. Mixed Reality (“MR”) software development services

The Company’s MR software development service contracts are primarily on a fixed price basis, which require the Company to perform services for MR application design, content development and integrating based on customers’ specific needs. These services also require significant production and customization. The required customization work period is generally less than one year. The Company currently does not have any modification of contract and the contracts currently do not have any variable consideration.

The software customization, application design, upgrades and integration are considered as one performance obligation. The promises to transfer software, customization and upgrades are not separately identifiable as the customers do not obtain benefits from these services on their own.

The Company’s MR software development service contracts are generally recognized over time during the contract period as the Company has no alternative use of the customized software and application without incurring significant additional costs. Revenue is recognized based on the Company’s measurement of progress towards completion based on input or output methods. Input methods are used only when there is a direct correlation between hours incurred and the end product delivered, and output method is used when the Company could appropriately measure the customization progress towards completion. Assumptions, risks and uncertainties inherent in the estimates used to measure progress could affect the amount of revenues, receivables and deferred revenues at each reporting period. The Company has a long history of developing various MR software resulting in its ability to reasonably estimate the progress toward completion on each fixed price customized contract.

c. Mobile Games Services

The Company generates revenue from jointly operated mobile game publishing services and the licensed-out games. In accordance with ASC 606, Revenue Recognition: Principal Agent Considerations, the Company evaluates agreements with the game developers, distribution channels and payment channels in order to determine whether or not the Company acts as the principal or as an agent in the arrangement with each party respectively. The determination of whether to record the revenues gross or net is based on whether the Company’s promise to its customers is to provide the products or services or to facilitate a sale by a third party. The nature of the promise depends on whether the Company controls the products or services prior to transferring it. Control is evidenced by if the Company is primarily responsible for fulling the provision of services and has discretion in establishing the selling price. When the Company controls the products or services, its promise is to provide and deliver the products and revenue is presented gross. When the Company does not control the products, the promise is to facilitate the sale and revenue is presented net.

— Jointly operated mobile game publishing services

The Company is offering publishing services for mobile games developed by third party game developers. The Company acted as a distribution channel that it will publish the games on their own app or a third party owned app or website, named game portals. Through these game portals, game players can download the mobile games to their mobile devices and purchase coins, the virtual currency, for in game premium features to enhance their game playing experience. The Company contracts with third party payment platforms for collection services offered to game players who have purchased coins. The third-party game developers, third party payment platforms and the co publishers are entitled to profit sharing based on a prescribed percentage of the gross amount charged to the game players. The Company’s obligation in the publishing services is completed at a point in time when the game players made a payment to purchase coins.

With respect to the publishing services arrangements between the Company and the game developer, the Company considered that the Company does not control the services as evidenced by (i) developers are responsible for providing the game product desired by the game players; (ii) the hosting and maintenance of game servers for running the online mobile games is the responsibility of the third party platforms; (iii) the developers or third party platforms have the right to change the pricing of in game virtual items. The Company’s responsibilities are publishing, providing payment solution and market promotion service, and thus the Company views the game developers to be its customers and considers itself as the facilitator of the game developers in the arrangements with game players. Accordingly, the Company records the game publishing service revenue from these games, net of amounts paid to the game developers.

— Licensed out mobile games

The Company also licenses third parties to operate its mobile games developed internally through mobile portal and receives revenue from the third party licensee operators on a monthly basis. The Company’s performance obligation is to provide mobile games to game operators which enable players of the mobile games to make in game purchases and the Company recognized revenue at a point in time when game players completed the purchases. The Company records revenues on a net basis, as the Company does not have the control of the services provided as it does not have the primary responsibility for fulfillment nor does it have the right to change the pricing of the game services.

d. Technology developments

The Company’s technology development contract requires the Company to design applications based on customers’ specific needs. The duration of the design period is short, usually approximately 3 months or less. Revenues are generally recognized at a point in time where the Company has transferred control of the asset upon completion of the design and after the acceptance by its customer with no more future obligation of the design project.

(iii) Semiconductor business

The Company’s semiconductor business includes two sub categories: sale of products and software development.

a. Sale of products

Starting in July 2020, the Company also engage in sales of semiconductor products and other electronic accessories. The Company typically enters into written contracts with its customer where the rights of the parties, including payment terms, are identified and sales prices to the customers are fixed with no separate sales rebate, discount, or other incentive and no right of return exists on sales of inventory. The Company’s performance obligation is to deliver products according to contract specifications. The Company recognizes gross product revenue at a time when the control of products or services are transferred to customers.

To distinguish a promise to provide products from a promise to facilitate the sale from a third party, the Company considers the guidance of control in ASC 606-10-55-37A and the indicators in 606-10-55-39. The Company considers this guidance in conjunction with the terms in the Company’s arrangements with both suppliers and customers.

In general, the Company controls the products as it has the obligation to (i) fulfill the products delivery and (ii) bear any inventory risk as legal owners. In addition, when establishing the selling prices for delivery of the resale products, the Company has control to set its selling price to ensure it would generate profit for the products delivery arrangements. The Company believes that all these factors indicate that the Company is acting as a principal in this transaction. As a result, revenue from the sales of products is presented on a gross basis.

b. Revenue from software development

The Company also designs software for central processing units based on customers’ specific needs. The contract is typically fixed priced and does not provide any post contract customer support or upgrades. The Company’s performance obligation is to design, develop, test and install the related software for customers, all of which are considered one performance obligation as the customers do not obtain benefit for each separate service. The duration of the development period is short, usually less than one year.

The Company’s revenue from software development contracts is generally recognized over time during the development period the Company has no alternative use of the customized software and application without incurring significant additional costs. Revenue is recognized based on the Company’s measurement of progress towards completion based on output methods when the Company could appropriately measure the customization progress towards completion by reaching certain milestones specified in contracts. Assumptions, risks and uncertainties inherent in the estimates used to measure progress could affect the amount of revenues, receivables and deferred revenues at each reporting period.

Contract balances:

The Company records receivable related to revenue when it has an unconditional right to invoice and receive payment.

Payments received from customers before all of the relevant criteria for revenue recognition met are recorded as deferred revenue.

Contract costs:

Contract costs represent costs incurred in advance of revenue recognition arising from direct costs in respect of the revenue contracts according to the customer’s requirements prior to the delivery of services, and such deferred costs will be recognized upon the recognition of the related revenue. Estimated contract costs are based on the budgeted service hours, which are updated based on the progress toward completion on a monthly basis. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates.

The Company’s disaggregate revenue streams are summarized below:

	June 30, 2021 (Unaudited)	June 30, 2022 (Unaudited)	June 30, 2022 (Unaudited)
	RMB	RMB	USD
Revenues
Holographic AR advertising	235,069,726	276,011,189	41,125,725
Holographic AR entertainment	7,154,361	1,451,556	216,282
Sale of semiconductor products	257,194,399	156,848,405	23,379,445
Software development	16,826,680	-	-
Total revenues	516,245,166	434,311,150	64,712,452

The Company’s revenues by timing of transfer of goods or services are summarized below:

	June 30, 2021 (Unaudited)	June 30, 2022 (Unaudited)	June 30, 2022 (Unaudited)
	RMB	RMB	USD
Goods and services transferred at a point in time	499,418,486	434,311,150	64,712,452
Goods and services transferred overtime	16,826,680	-	-
Total revenues	516,245,166	434,311,150	64,712,452

The Company’s revenues by geographic locations are summarized below:

  June 30,
2021  June 30,
2022
(Unaudited)  June 30,
2022
(Unaudited) RMB RMB USD Mainland PRC revenues 296,307,628 290,966,447 43,354,061 Hong Kong revenues 133,017,383 59,650,651 8,887,959 International revenues 86,920,155 83,694,052 12,470,431 Total revenues 516,245,166 434,311,150 64,712,452
Cost of revenues

Cost of revenues

For AR advertising services, the cost of revenue comprised of costs paid to channel distributors based on the sales agreements.

For AR entertainment segment, the cost of revenue consists of the shared costs with content providers based on the profit sharing arrangements, third party consulting services expenses and compensation expenses for the Company’s professionals.

For semiconductor business segment, the cost of revenue consists primarily of the costs of products sold and third party software development costs.

Noncontrolling interests

Noncontrolling interests

Noncontrolling interests consists of an aggregate of 47.0% of the equity interest of VIDA, 27% of the equity interest of VIYI as of December 31, 2021 and June 30, 2022.

Noncontrolling interests subscriptions receivable amounted to RMB 172,528 from two individual investors of VIDA as of June 30 2022.

Excess of contribution received from noncontrolling shareholders over carrying value of the entity is recorded in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Noncontrolling interests consist of the following:

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
VIDA	(31,675,783)	(31,782,447)	(4,735,591)
VIYI	107,249,069	105,434,902	15,709,822
Noncontrolling interests subscriptions receivable	(172,528)	(172,528)	(172,528)
Total noncontrolling interests	75,400,758	73,479,927	10,948,524

Earnings/(loss) per share

Earnings/(loss) per share

The Company computes earnings/loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income/loss divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended June 30, 2021, there were 1,747 dilutive shares as a result of the Company’s unvested stock compensation. For the six months ended June 30, 2022, there was no dilutive effect of potential shares due to the Company’s net loss.